N-2	Dec. 23, 2025
Cover [Abstract]
Entity Central Index Key	0001976336
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	Antares Private Credit Fund
The Fund is Subject to the Risk of Third-Party Litigation [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is Subject to the Risk of Third-Party Litigation. The Fund’s investment activities hereunder may subject it to the risks of becoming involved in litigation by third parties. As described above under “Lender Liability Considerations and Equitable Subordination Can Affect the Fund’s Rights with Respect to Portfolio Loans,” this risk may be greater where the Fund exercises control or significant influence over an obligor’s direction. The expense of defending against claims against the Fund by third parties and paying any amounts pursuant to settlements or judgments would be borne by the Fund (except to the extent the Fund may have a claim against the Adviser under the Advisory Agreement or another applicable agreement) and would reduce the returns of the Fund and the shareholders in respect of the Portfolio Loans.